Risk management and financial instruments (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended																									12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Total S.A. [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Total S.A. [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Chevron Corporation [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Chevron Corporation [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] British Petroleum [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] British Petroleum [Member]	Dec. 31, 2012 West Aquarius [Member] USD ($)	Dec. 31, 2012 West Vencedor [Member] USD ($)	Dec. 31, 2012 West Capricorn [Member] USD ($)	Dec. 31, 2012 West Capella [Member] USD ($)	Dec. 31, 2012 Recurring [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2012 Fair value [Member] USD ($)	Dec. 31, 2011 Fair value [Member] USD ($)	Dec. 31, 2012 Carrying value [Member] USD ($)	Dec. 31, 2011 Carrying value [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 1 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 2 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 3 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 4 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 5 [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] USD ($)
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding		$ 5.9	$ 345.0	$ 145.0
Loss recognized	19.2
Outstanding principal																											1,128	4,738	2,706	289	289	100	250	200	34	174
Receive rate, variable rate basis																														3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR
Pay rate, fixed rate (in hundredths)																														1.11%	1.38%	1.36%	0.74%	1.36%
Length of contract, inception date																														Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Nov. 30, 2012	Oct. 31, 2012
Length of contract, maturity date																														Dec. 31, 2019	Dec. 31, 2022	Oct. 31, 2019	Nov. 30, 2017	Oct. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																					19.4	15.4	19.4	15.4
Current portion of long term debt to related party																					225.5	180.9	225.5	180.9
Long-term portion of interest bearing debt to related party																					966.7	1,149.6	966.7	1,149.6
Liabilities [Abstract]
Interest rate swap contracts																	5.9	0	5.9	0
Total liabilities																	5.9	0	5.9	0
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence		5
Self-insured retention period		60 days
Compensation period																									210 days	290 days
Maximum claim per event for drilling rigs													$ 500	$ 250	$ 500	$ 500
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)					35.00%	42.00%	36.00%	41.00%	14.00%	17.00%	15.00%	0.00%